Quarterly Holdings Report
for
Fidelity® MSCI Energy Index ETF
October 31, 2024
T03-NPRT1-1224
1.9584807.110

Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
ENERGY EQUIPMENT & SERVICES – 10.5%
Oil & Gas Drilling – 1.1%
Helmerich & Payne, Inc.		92,996	$3,124,666
Nabors Industries Ltd. (a)		13,019	968,744
Noble Corp. PLC		133,770	4,277,965
Patterson-UTI Energy, Inc.		356,014	2,730,627
Transocean Ltd. (a)		687,221	2,982,539
Valaris Ltd. (a)		59,689	3,020,263
			17,104,804
Oil & Gas Equipment & Services – 9.4%
Archrock, Inc.		142,708	2,857,014
Atlas Energy Solutions, Inc.		53,557	1,048,110
Baker Hughes Co.		812,687	30,947,121
Bristow Group, Inc. (a)		18,384	609,797
Cactus, Inc. Class A		60,743	3,601,452
ChampionX Corp.		166,966	4,711,781
Core Laboratories, Inc.		65,482	1,237,610
Expro Group Holdings NV (a)		93,427	1,191,194
Halliburton Co.		722,586	20,044,536
Helix Energy Solutions Group, Inc. (a)		159,769	1,477,863
Innovex International, Inc. (a)		57,300	813,087
Kodiak Gas Services, Inc.		38,366	1,223,108
Liberty Energy, Inc.		149,559	2,552,972
Newpark Resources, Inc. (a)		124,387	828,417
NOV, Inc.		342,214	5,307,739
Oceaneering International, Inc. (a)		98,865	2,412,306
ProPetro Holding Corp. (a)		126,461	873,846
RPC, Inc.		144,464	820,556
Schlumberger NV		1,151,305	46,132,791
Select Water Solutions, Inc.		117,471	1,245,193
TechnipFMC PLC		365,494	9,755,035
TETRA Technologies, Inc. (a)		250,956	840,703
Tidewater, Inc. (a)		15,425	926,580
Weatherford International PLC		62,905	4,969,495
			146,428,306
TOTAL ENERGY EQUIPMENT & SERVICES	163,533,110
OIL, GAS & CONSUMABLE FUELS – 89.3%
Coal & Consumable Fuels – 0.8%
Centrus Energy Corp. Class A (a)		22,784	2,365,207
CONSOL Energy, Inc.		28,391	3,149,130
Peabody Energy Corp.		121,036	3,179,615
Uranium Energy Corp. (a)		419,102	3,109,737
			11,803,689
Integrated Oil & Gas – 38.1%
Chevron Corp.		1,420,568	211,408,930
Exxon Mobil Corp.		3,033,168	354,213,359
Occidental Petroleum Corp.		539,008	27,009,691
			592,631,980

	Shares	Value

Oil & Gas Exploration & Production – 26.7%
Antero Resources Corp. (a)	252,117	$6,524,788
APA Corp.	312,717	7,380,121
Berry Corp.	133,016	667,740
California Resources Corp.	59,262	3,079,846
Chord Energy Corp.	53,176	6,652,318
Civitas Resources, Inc.	67,570	3,296,740
CNX Resources Corp. (a)	139,946	4,762,362
Comstock Resources, Inc.	123,920	1,432,515
ConocoPhillips	943,436	103,343,979
Coterra Energy, Inc.	615,735	14,728,381
Crescent Energy Co. Class A	184,752	2,296,467
Devon Energy Corp.	515,981	19,958,145
Diamondback Energy, Inc.	154,481	27,307,606
EOG Resources, Inc.	466,705	56,919,342
EQT Corp.	470,892	17,206,394
Expand Energy Corp.	175,445	14,863,700
Granite Ridge Resources, Inc.	115,079	682,419
Gulfport Energy Corp. (a)	14,145	1,958,234
Hess Corp.	224,734	30,222,228
HighPeak Energy, Inc.	51,532	659,610
Kimbell Royalty Partners LP	77,174	1,238,643
Kosmos Energy Ltd. (a)	474,496	1,784,105
Magnolia Oil & Gas Corp. Class A	156,044	3,944,792
Marathon Oil Corp.	477,570	13,228,689
Matador Resources Co.	102,955	5,364,985
Murphy Oil Corp.	128,368	4,041,025
Northern Oil & Gas, Inc.	85,021	3,082,011
Ovintiv, Inc.	224,036	8,782,211
Permian Resources Corp.	445,846	6,076,881
Range Resources Corp.	208,778	6,269,603
Riley Exploration Permian, Inc.	24,441	652,819
Sable Offshore Corp. (a)	67,510	1,509,524
SandRidge Energy, Inc.	62,033	687,946
Sitio Royalties Corp. Class A	85,532	1,906,508
SM Energy Co.	102,381	4,296,931
Talos Energy, Inc. (a)	157,957	1,614,321
Texas Pacific Land Corp.	16,320	19,029,120
VAALCO Energy, Inc.	157,605	841,611
Viper Energy, Inc.	92,152	4,782,689
Vital Energy, Inc. (a)	31,603	861,814
Vitesse Energy, Inc.	39,034	970,776
		414,909,939
Oil & Gas Refining & Marketing – 8.8%
Clean Energy Fuels Corp. (a)	308,172	872,127
CVR Energy, Inc.	46,757	743,436
Delek U.S. Holdings, Inc.	73,991	1,159,439
Green Plains, Inc. (a)	88,271	1,079,554
HF Sinclair Corp.	139,270	5,377,215
Marathon Petroleum Corp.	301,678	43,885,099
Par Pacific Holdings, Inc. (a)	67,585	1,044,188
PBF Energy, Inc. Class A	94,601	2,698,021

Quarterly Report	2

Common Stocks – continued
		Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Refining & Marketing – continued
Phillips 66		349,557	$42,583,034
REX American Resources Corp. (a)		22,785	1,019,173
Valero Energy Corp.		270,500	35,100,080
World Kinect Corp.		65,129	1,703,123
			137,264,489
Oil & Gas Storage & Transportation – 14.9%
Antero Midstream Corp.		320,208	4,601,389
Cheniere Energy, Inc.		189,299	36,228,043
Dorian LPG Ltd.		43,277	1,248,541
DT Midstream, Inc.		83,969	7,569,805
EnLink Midstream LLC (a)		214,965	3,190,080
Excelerate Energy, Inc. Class A		38,353	915,870
Hess Midstream LP Class A		95,998	3,326,331
International Seaways, Inc.		40,939	1,782,484
Kinder Morgan, Inc.		1,617,629	39,648,087
Kinetik Holdings, Inc.		41,708	2,029,928
New Fortress Energy, Inc.		139,321	1,171,689
NextDecade Corp. (a)		172,027	1,004,638
ONEOK, Inc.		471,192	45,649,081
Plains GP Holdings LP Class A (a)		182,319	3,135,887
Targa Resources Corp.		172,549	28,808,781
Williams Cos., Inc.		983,732	51,518,045
			231,828,679
TOTAL OIL, GAS & CONSUMABLE FUELS	1,388,438,776
TOTAL COMMON STOCKS (Cost $1,270,612,747)			1,551,971,886
Money Market Fund – 0.1%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.76% (b) (Cost $2,140,000)		2,140,000	$2,140,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,272,752,747)	1,554,111,886
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	897,653
NET ASSETS – 100.0%	$1,555,009,539

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $186,000 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Energy Select Sector Index Contracts (United States)	31	December 2024	$2,891,680	$(46,732)	$(46,732)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
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Schedule of Investments (Unaudited)–continued
vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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